Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Aspen Holdings and Aspen Bermuda are incorporated under the laws of Bermuda. Under Bermuda law, the corporate tax rate is zero and, as a result, Aspen Holdings and Aspen Bermuda are not taxed on any Bermudian income or capital gains. In the event of any Bermudian income or capital gains taxes being imposed, Aspen Holdings and Aspen Bermuda have received an undertaking from the Bermuda Minister of Finance that such entities will be exempt from those taxes until March 31, 2035.
The Company’s U.S. operating companies were subject to a U.S. federal income tax rate of 34% prior to January 1, 2018. Effective January 1, 2018, the Company’s U.S. operating companies are subject to a U.S. federal income tax rate of 21%. The reduction in U.S. federal income tax has been reflected in measuring the Company’s deferred taxes.
The Company’s U.K. operating companies are taxed at the U.K. corporate tax rate of 19%, which reduced from 20% effective April 1, 2017. The U.K. corporate tax rate will decrease further to 17% effective April 1, 2020. The reduction in the U.K. corporate tax rate has been reflected in measuring the Company’s deferred taxes.
Total income tax (benefit)/expense for the twelve months ended December 31, 2019, 2018 and 2017 was allocated as follows:

	Twelve Months Ended December 31,
	2019	2018	2017
	($ in millions)
Income tax expense/(benefit) allocated to net loss	$22.9	$(10.2)	$(15.4)
Income tax expense/(benefit) allocated to other comprehensive income	11.2	4.1	(17.4)
Total income tax expense/(benefit)	$34.1	$(6.1)	$(32.8)

(Loss)/income from operations before tax and tax expense/(benefit) attributable to that (loss)/income for the twelve months ended December 31, 2019, 2018 and 2017 is provided in the tables below:

	Twelve Months Ended December 31, 2019
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total tax (benefit)/expense
	($ in millions)
Bermuda	$(107.6)	$—	$—	$—
U.S. (1) (2)	(60.0)	1.0	6.5	7.4
U.K. (3)	(45.7)	(6.7)	17.3	10.6
Other (4)	(5.5)	4.0	0.9	4.9
Total	$(218.8)	$(1.7)	$24.7	$22.9

	Twelve Months Ended December 31, 2018
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total tax (benefit)/expense
	($ in millions)
Bermuda	$(72.1)	$—	$—	$—
U.S.	(81.0)	6.1	(8.1)	(2.0)
U.K.	(4.7)	(12.2)	(0.1)	(12.3)
Other (4)	1.8	4.4	(0.3)	4.1
Total	$(156.0)	$(1.7)	$(8.5)	$(10.2)

	Twelve Months Ended December 31, 2017
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total tax (benefit)/expense
	($ in millions)
Bermuda	$(130.0)	$—	$—	$—
U.S.	(140.3)	—	1.1	1.1
U.K.	15.3	14.1	(33.3)	(19.2)
Other	(26.8)	3.0	(0.3)	2.7
Total	$(281.8)	$17.1	$(32.5)	$(15.4)

 ______________

(1)	The $1.0 million current tax expense includes $1.0 million relating to prior years.

(2)
The $6.5 million deferred tax expense includes a $9.9 million valuation allowance against the losses incurred by the U.S. branch of Aspen U.K. Also included is a $3.5 million benefit arising from an unrealized gain on investments, for which an equivalent tax expense has been included in Other Comprehensive Income.

(3)
The $17.3 million deferred tax movement comprises of a $10.9 million credit on operating losses and a $28.2 million expense in respect of a valuation allowance against the net deferred tax assets in the U.K. subsidiaries.

(4)
Included in the current tax expense of $4.0 million within “Other” is $1.0 million (December 31, 2018 — $4.4 million) withholding tax payable in Australia in respect of reinsurance premiums payable to Aspen Bermuda by the Australian branch of Aspen U.K.

As noted above, the tax rate in Bermuda, the Company’s country of domicile, is zero. Application of the statutory tax rate for operations in other jurisdictions produces a differential to the expected tax (benefit)/expense as shown in the table below. The reconciliation between the income tax expense/(benefit) and the statutory rate for the Company for the twelve months ended December 31, 2019, 2018 and 2017 is provided in the table below:

	Twelve Months Ended December 31,
	2019	2018	2017
Income Tax Reconciliation	($ in millions)
Expected tax (benefit)/expense	$—	$—	$—
Overseas statutory tax rates differential	(21.2)	(17.1)	(41.5)
Base erosion and anti-abuse tax (BEAT) expense	0.3	6.0	—
Prior year adjustments (1)	(1.7)	1.4	1.3
Valuation allowance (2)	42.6	7.1	(37.9)
Impact of unrecognized tax benefits (3)	—	(12.8)	0.1
Restricted foreign tax credits	1.5	—	0.7
Australian non-resident withholding tax	1.0	4.4	0.9
Share-based payments	(0.6)	0.2	(0.9)
Foreign exchange	—	0.1	(2.1)
Non-deductible expenses	—	0.7	0.4
Non-taxable items	(0.1)	(0.3)	(0.9)
Impact of changes in statutory tax rates	1.1	0.1	64.5
Total income tax expense/(benefit)	$22.9	$(10.2)	$(15.4)
________________
(1)     The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2019, 2018 and 2017 predominantly relate to the determination of results under U.K. GAAP upon which the U.K. tax returns are based. These items can only be ultimately determined after this report is filed.
(2)    The 2019 valuation allowance includes $9.9 million relating to the losses incurred by the U.S. branch of Aspen U.K. and $28.2 million relating to deferred tax assets in U.K. subsidiaries.
(3)     In 2018, the $12.8 million benefit relates to the successful conclusion of a U.K. tax inquiry which enabled the release of a provision we had been holding against the potential disallowance of a prior year adjustment.
Unrecognized tax benefits. An unrecognized tax benefit of $11.0 million relating to tax deductions for certain expenses was released during the year ended December 31, 2018 following the completion of the U.K. tax authority review.

	Twelve Months Ended December 31,
	2019	2018
	($ in millions)
Unrecognized tax benefits balance at January 1	$—	$11.2
Foreign exchange re-translation	—	(0.2)
Prior year reductions	$—	(11.0)
Unrecognized tax benefits balance at December 31	$—	$—

The Company accrues interest and penalties related to an underpayment of income taxes, if applicable, as income tax expense. The Company does not believe it will be subject to any penalties in any open tax years and has not accrued any such amounts for the twelve months ended December 31, 2019 (December 31, 2018 — $Nil). In 2018, interest of $1.8 million was released in respect of the tax position for the year 2011.
Income tax returns that have been filed by the Company’s U.S. operating subsidiaries are subject to examination for 2016 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are subject to examination for 2018 and later tax years.
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2019 and 2018:

	As at December 31,
	2019	2018
	($ in millions)
Deferred tax assets:
Share-based payments	$0.3	$2.2
Operating loss carryforwards	121.5	126.4
Net loss reserves and loss adjustment expenses	5.0	5.0
Unrealized losses on investments	—	0.8
Accrued expenses	7.1	7.9
Foreign tax credit carryforwards	—	3.8
Unearned premiums	15.3	15.5
Deferred policy acquisition costs	0.1	—
Office properties and equipment	16.8	11.1
Operating lease liabilities	21.5	3.3
Other temporary differences	6.1	—
Total gross deferred tax assets	193.7	176.0
Less valuation allowance	(149.2)	(111.9)
Net deferred tax assets	$44.5	$64.1

Deferred tax liabilities:
Equalization provision reserves	$—	$—
Unrealized (gains) on investments	(2.7)	—
Intangible assets	(1.6)	(2.5)
Deferred policy acquisition costs	(16.4)	(18.5)
Quota share losses	—	(0.6)
Loss portfolio transfer costs	—	(6.1)
Operating lease assets	(19.9)	—
Other temporary differences	(3.9)	(1.0)
Total gross deferred tax (liabilities)	(44.5)	(28.7)

Net deferred tax assets	$—	$35.4

Deferred tax liabilities and assets represent the tax effect of temporary differences between the value of assets and liabilities for financial statement purposes and such values as measured by U.K. and U.S. tax laws and regulations. Deferred tax assets and liabilities from the same tax jurisdiction have been netted off resulting in assets and liabilities being recorded as deferred tax assets or liabilities in the consolidated balance sheet.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and carry forwards become deductible or creditable. Management considers the scheduled reversal of existing taxable temporary differences, projected future taxable income, and tax-planning strategies in making this assessment.
As at December 31, 2019, the Company had incurred cumulative net operating losses carried forward for U.S. federal income tax purposes of $606.8 million (2018 — $599.4 million) and net operating losses carried forward for U.K. corporate tax purposes of $93.2 million (2018 — $59.3 million). Of the U.S. net operating losses, $24.9 million is not accessible due to a §382 limitation arising from a change in ownership. Of the remaining $581.9 million that are available to offset future U.S. federal taxable income, $534.5 million will expire between 2026 and 2039 and $47.4 million are available to offset future U.S. federal taxable income over an indefinite period. The U.K. net operating losses are available to offset future U.K. corporate income over an indefinite period. For U.S. federal income tax purposes, the Company also has capital loss carryforwards of $0.5 million (2018 — $0.3 million) which will expire between 2023 and 2024 and charitable contribution carryforwards of $1.1 million (2018 — $0.8 million) with expiry periods between 2019 and 2024. For U.K. corporate tax purposes, the Company has capital loss carryforwards of $3.8 million which is available to offset future U.K. capital gains over an indefinite period.
A full valuation allowance of $117.4 million (2018 — $108.2 million) on U.S. deferred tax assets (which includes these loss carryforwards) has been recognized at December 31, 2019 as management believes that it is probable that a tax benefit will not be realized. The increase in this portion of the valuation allowance totals $9.2 million (2018 —$7.1 million increase) with $9.2 million (2018 — $7.1 million increase) recorded in the consolidated income statement and $Nil (2018 —$Nil) recorded in other comprehensive income.
A valuation allowance of $31.8 million (2018 — $3.7 million) has been established against U.K. deferred tax assets. The increase in this portion of the valuation allowance totals $28.2 million (2018 — $Nil) with $28.2 million (2018 — $Nil) recorded in the consolidated income statement and $Nil (2018 — $Nil) recorded in other comprehensive income. The U.K. and U.S. valuation allowance combined total is $149.2 million (2018 — $111.9 million).
Aspen U.K. business includes income connected with a U.S. trade or business and therefore Aspen U.K. has a branch for U.S. tax purposes (“U.S. Branch”). The U.S. Branch could become subject to an additional branch profits tax if earnings are repatriated to the Aspen U.K. head office or upon termination of the U.S. branch. However, based on the plans currently in place, the U.S. Branch profits are being, and Aspen U.K. intends they will continue to be, indefinitely reinvested in the U.S. Branch such that there is no branch profits tax liability arising in the current period or in the foreseeable future. Furthermore, based on the cumulative earnings position as at December 31, 2019, $Nil (2018 — $Nil) branch profits tax liability would be expected to arise. Accordingly, the Company has determined that no deferred tax liability for branch profits tax has been recognized as permitted by ASC 740.